Segment Reporting - Net Sales by Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013 reportable_segment		May 31, 2012		May 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments									1
Net sales by product:
Net sales	$ 783.9	$ 771.5	$ 790.1	$ 707.4	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 3,052.9	[1],[2]	$ 2,838.1	[1],[2]	$ 2,732.2	[1],[2]
Knees [Member]
Net sales by product:
Net sales									940.0	[2]	941.8	[2]	914.4	[2]
Hips [Member]
Net sales by product:
Net sales									632.7	[2]	633.0	[2]	598.0	[2]
S.E.T. [Member]
Net sales by product:
Net sales									600.1	[2]	361.6	[2]	319.8	[2]
Spine, Bone Healing and Microfixation [Member]
Net sales by product:
Net sales									408.8	[2]	411.5	[2]	413.7	[2]
Dental [Member]
Net sales by product:
Net sales									257.0	[2]	267.7	[2]	269.5	[2]
Cement, Biologics And Other [Member]
Net sales by product:
Net sales									$ 214.3	[2]	$ 222.5	[2]	$ 216.8	[2]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.